Significant Accounting Policies - Schedule of Differences Between Reported Amount and Reporting Currency Denominated Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	$ 1,578,173	$ 1,073,229
Cost of revenues	(712,530)	(476,962)
Operating Expenses	(1,006,790)	(688,187)
Loss from operations	(141,147)	(91,920)
Exchange Rate Effect
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	3,148	1,857
Cost of revenues	(4,283)	(3,302)
Operating Expenses	(39,505)	(30,275)
Loss from operations	(40,640)	(31,720)
10% Stronger CAD Rate
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	1,581,321	1,075,086
Cost of revenues	(716,813)	(480,264)
Operating Expenses	(1,046,295)	(718,462)
Loss from operations	$ (181,787)	$ (123,640)